Acquisitions, Investments and Disposals	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Acquisitions, Investments and Disposals [Abstract]
Acquisitions, Investments and Disposals

Note 10 - Acquisitions, Investments and Disposals

Acquisition of Flewber Global, Inc.

On February 27, 2025, Creatd, Inc. (“Creatd” or the “Company”) completed the acquisition of Flewber Global, Inc. (“Flewber”), a private on-demand aviation company. Flewber Global, Inc. had three subsidiaries included in the acquisition: (i) Flewber, Inc., which contains all operations; (ii) Ponderosa Air LLC, which holds the Company’s FAA Part 135 Operating Certificate; and (iii) Vision FGAR 1 LLC. On August 11, 2025, Vision FGAR 1 LLC and Flewber Global, Inc. were dissolved, and Flewber Inc., which contained all the operational infrastructure, was renamed to Fly Flyte, Inc (“Flyte”). Both Ponderosa Air LLC and Fly Flyte Inc. subsequently became a direct subsidiary of Creatd, Inc. At the time of its dissolution, this entity had no active operations. The acquisition was accounted for as a business combination under ASC 805, Business Combinations, using the acquisition method of accounting.

The Company acquired Flyte as part of its strategy to identify businesses where operational efficiencies and data-driven processes can drive growth and margin expansion. Management viewed Flyte and the private aviation sector as an industry with strong underlying demand and infrastructure that could benefit from the Company’s expertise in implementing scalable systems and optimizing operations.

Transaction Terms

The total purchase price, measured as the fair value of the consideration transferred, was $14,439,924, comprised of the following:

●	52,807 shares of common stock, with a fair value of $950,526

●	9,475 shares of Series G Preferred Stock, with a fair value of $6,395,625

●	Forgiveness of $367,609 in intercompany receivables due from Flewber

●	375,503 common stock purchase warrants, with a total fair value of $6,726,164

The terms of the consideration varied by stakeholder:

Flewber equity holders who participated in a concurrent offering received Creatd common stock at a $20.00 exchange ratio and 10% warrant coverage. Non-participating equity holders received only warrants.

Flewber debt holders agreed to waive all outstanding interest and default penalties in exchange for Series G Preferred Stock (with a 25% original issue discount), 100% warrant coverage, and conversion of legacy Flewber warrants into Series G Preferred Stock at $10.00 per warrant.

Shares of Series G Preferred Stock were valued based upon a common stock equivalent of 750 shares underlying each share of Series G Preferred Stock multiplied by the $0.90 per share closing price of the Company’s common stock on the closing date of the acquisition.

The warrants issued in connection with the acquisition were valued at fair value on the acquisition date using the Black-Scholes option pricing model. The valuation incorporated the following key inputs and assumptions: an expected term of five years, equal to the contractual life of the warrants, with no assumptions regarding early exercise; expected volatility based on the historical volatility of comparable companies over a five-year lookback period, consistent with the expected term of the warrants; a risk-free interest rate of 4.09%, derived from U.S. Treasury yields with a maturity corresponding to the expected term; an exercise price of $1.00 per share, subject to anti-dilution provisions; and a dividend yield of zero, as no dividends are expected to be paid. The fair value of the warrants at issuance was determined to be approximately $0.90 per warrant based on these assumptions. The warrants are equity-classified and were measured at fair value at initial recognition only.

Allocation of Consideration

The Company engaged a third-party valuation specialist to identify and measure the fair value of assets acquired and liabilities assumed. The non-intangible assets and liabilities acquired were short-term in nature, and their carrying values approximated fair value at the acquisition date. The final purchase price allocation is as follows:

Asset Description	Amount
Intangible Assets	$7,821,867
Cash	389
Prepaid Expenses	3,392
Property & Equipment	201,452
Deposits and Other Assets	24,837
Operating Lease ROU Asset	491,830
Total Assets Acquired	$8,543,767
Less: Deferred Revenue	$(228,371)
Less: Notes Payable	(312,697)
Less: Operating Lease Liability	(547,438)
Less: Accounts Payable and Accrued Liabilities	(1,103,239)
Net Assets Acquired	6,352,022
Goodwill	8,087,902
Total Purchase Price	$14,439,924

Goodwill represents the excess of the purchase price over the fair value of the net assets acquired and is primarily attributable to expected synergies, assembled workforce, and other intangible benefits that do not qualify for separate recognition under ASC 805. Goodwill is not deductible for tax purposes.

The identifiable intangible assets acquired in the transaction consist of the FAA Part 135 Operating Certificate, developed technology (app), customer relationships, know-how, licensing agreements/vendor & supplier contracts, and trademark/tradename. The fair values of these intangible assets were determined in accordance with the guidance in ASC 805 and valuation best practices.

The FAA Part 135 Operating Certificate and developed technology (app) were valued using the Cost Approach, which estimates the cost to reproduce or replace the asset with one of equal utility, including applicable overhead and profit margins where appropriate. This method was considered appropriate given the lack of direct revenue generation by these assets and the ability to reliably estimate replacement costs.

The remaining intangible assets—customer relationships, know-how, licensing agreements/vendor & supplier contracts, and the trademark/tradename—were valued using the Income Approach. Specifically, the Multi-Period Excess Earnings Method (MPEEM) was applied to customer relationships and know-how, and the Relief-from-Royalty Method was applied to the trademark/tradename. These methods are based on projected cash flows attributable to the respective intangible assets, discounted at rates reflective of the risk profile of each asset. Where applicable, tax amortization benefits (TAB) were included in the fair value determinations.

The FAA Part 135 Operating Certificate was determined to have an indefinite useful life. The developed technology (app) is being amortized over an estimated useful life of 5 years. The trademark/tradename, licensing agreements/vendor & supplier contracts, know-how, and customer relationships are each being amortized over an estimated useful life of 5 years. Amortization of these definite-lived intangible assets is recognized on a straight-line basis over their estimated useful lives and is included in amortization expense in the accompanying consolidated statements of operations. For the three months ended March 31, 2026 and 2025, the Company recorded amortization expense of $82,485 and $36,391, respectively, related to the definite-lived intangible assets acquired in this transaction, which is recorded in general and administrative expenses and presented with discontinued operations. See Note 11 – Discontinued Operations for more information.

Pro Forma Information

The following pro forma information presents the combined results of operations as if the acquisitions had occurred on January 1, 2025. The pro forma results include adjustments for amortization of acquired intangible assets and the impact of the capital structure at acquisition. The pro forma information is not necessarily indicative of the actual results that would have occurred had the acquisition been completed on the date indicated, nor is it indicative of future operating results of the combined company. The pro forma results presented below do not include any material, nonrecurring items directly attributable to the acquisition.

As of December 31, 2025
Current Assets	$846,339
Non-Current Assets	$17,295,608
Total Assets	$18,141,947

Current Liabilities	$8,760,728
Non-Current Liabilities	$308,510
Total Liabilities	$9,069,238

Mezzanine Equity	$84,790
Total Stockholders’ Equity (Deficit)	$8,987,919

	For The Three Months Ended March 31, 2026	For The Three Months Ended March 31, 2025
Revenue	$323,429	$136,131
Cost of Revenue	$(333,201)	$(121,073)
Gross Profit	$(9,772)	$15,058
Operating Expenses	$456,727	$309,596
Interest expense	$—	$6,654
Net Loss	$(466,499)	$(301,192)

For the period from February 27, 2025 through December 31, 2025, Flyte contributed revenue of $1,913,443 and net income (loss) of $(3,647,042) to the Company’s consolidated results.

Subsequent to the acquisition, on June 23, 2025, an investor entered into a Securities Purchase Agreement whereby it purchased from the Company 10% ownership interest in Flewber, Inc., which was subsequently renamed Fly Flyte, Inc. prior to such issuance, for a purchase price of $100,000. Proceeds were allocated to operating and marketing expenses of Fly Flyte, Inc., which the Company plans to make the operating entity for the Hops side of Flyte’s operations. On September 16, 2025, the Company entered into a Conversion Agreement with said investor whereby they exchanged 10% ownership interest in the entity Flewber, Inc., previously purchased for $100,000, into 134 shares of Preferred Series G. The 10% ownership interest in Fly Flyte, Inc. was returned to Creatd, Inc.

On September 9, 2025, Fly Flyte, Inc. and Ponderosa Air LLC entered into a Side Letter Agreement with SEG Jets, LLC (“SEG Jets”), the lessor of the 2020 Cirrus Design Corp. SF50 aircraft that is being leased by the Company pursuant to an Exclusive Aircraft Dry Lease Agreement. Under the terms of the Side Letter Agreement, Fly Flyte, Inc. agreed to issue to SEG Jets, or its designees, 19.98% of the issued and outstanding common stock of Fly Flyte, Inc. as of the date of the agreement as consideration for strategic business cooperation.

Divestiture of Fly Flyte, Inc. and Ponderosa Air, LLC

Overview

On March 9, 2026, the Company sold to Catheter Precision, Inc. (NYSE American: VTAK) (the “Buyer”) (i) 800,200 shares, representing 80.02% of the outstanding common stock of Fly Flyte, Inc. (“Fly Flyte”), and (ii) 100% of the membership interests of Ponderosa Air, LLC (“Ponderosa,” and together with Fly Flyte, the “Disposal Group”). The Buyer held the remaining 19.98% of Fly Flyte prior to the transaction and owns 100% of the entity following the closing. As a result, the Company no longer holds a controlling interest in the Disposal Group.

The Company previously consolidated Fly Flyte and Ponderosa. The transfer of its entire remaining interest resulted in a loss of control, and the Company accounted for the transaction as a deconsolidation under ASC 810-10-40, derecognizing the assets, liabilities, and noncontrolling interest of the Disposal Group, measuring the consideration received at fair value, and recording the resulting loss within discontinued operations in the accompanying condensed consolidated statements of operations and comprehensive loss (see Note 11 – Discontinued Operations).

Consideration received

The stated purchase price was $11,554,827, consisting of cash, a promissory note, and contingently issuable preferred stock. For purposes of measuring the deconsolidation under ASC 810-10-40-5, the Company measured the consideration received at fair value, including non-cash consideration in the form of Company liabilities assumed by the Buyer. The fair value of total consideration received was as follows:

Fair Value of Consideration Received	Amount
Cash	$1,035,827
Promissory note receivable, at fair value	4,787,469
Series D convertible preferred stock, at fair value	5,614,086
Company liabilities assumed by the Buyer	239,446
Total Fair Value of Consideration Received	$11,676,828

Cash consideration of $1,035,827 comprised a $259,000 advance received on February 13, 2026 and $145,000 received on February 13, 2026 under a shorter term loan agreement with the Buyer, and $631,827 paid within three business days of the closing. The $145,000 loan was recorded as a liability of the Company upon receipt and, at closing, was extinguished and applied against the purchase price as a component of the cash consideration.

Promissory note receivable

A portion of the consideration consists of a $5,000,000 promissory note payable by the Buyer in nine installments from April 2026 through December 2026. The note bears no stated interest if paid when due, with interest of 4% accruing on overdue amounts and an 18% default rate. Because the note is non-interest-bearing, the Company imputed interest under ASC 835-30 and recorded the note at the present value of the contractual cash flows, discounted at an imputed market rate of 10%. This resulted in an initial fair value of $4,787,469 and an aggregate discount of $212,531. The discount is being accreted to interest income over the term of the note using the effective interest method. The imputed rate reflects the Buyer’s status as a small-cap public issuer, the unsecured nature of the note, its weighted-average term of approximately nine months, and comparable unsecured corporate yields at issuance. The first five scheduled installments are not subject to indemnification setoff. During the three months ended March 31, 2026, the Company recorded $28,840 in accrued interest receivable.

Series D convertible preferred stock

The consideration also includes 5,778 shares of the Buyer’s Series D Convertible Preferred Stock, with a stated value of $1,000 per share (aggregate stated value of $5,778,000). Issuance of the preferred stock is contingent upon the Buyer obtaining the approval of its stockholders. As of March 31, 2026, the shares had not been issued and the Company had not received them.

The Series D Preferred is convertible into shares of VTAK common stock at a conversion price equal to the “Applicable Price” as defined in the Certificate of Designation (the “COD”), being the lower of (i) the VTAK closing price immediately prior to the closing date and (ii) the trailing five-trading-day volume-weighted average price (“VWAP”) immediately prior to such date, subject to a prospective downward reset following the effectiveness of a related resale registration statement and a floor of $0.35 per share.

The Company measured the Series D Preferred at fair value on the date of receipt in accordance with ASC Topic 820, Fair Value Measurement. Because the instrument derives its economic value from VTAK common stock, which is listed and quoted on the NYSE American, the Company applied an as-converted methodology using the conversion mechanics specified in the COD together with observable market inputs. The conversion price was determined under the COD as $1.41 per share (the lower of the $1.4100 VTAK closing price immediately prior to March 9, 2026 and the $1.4952 trailing five-day VWAP), yielding 4,097,873 as-converted common shares. Those shares were valued at the VTAK closing price of $1.37 on March 9, 2026, resulting in a fair value of approximately $5,614,086.

The fair value measurement uses observable inputs corresponding to Level 1 of the ASC 820 fair value hierarchy, as the measurement is derived from unadjusted quoted prices for VTAK common stock in an active market, applied through the contractually fixed conversion mechanics of the Series D Preferred.

Company liabilities assumed by the Buyer

Measured non-cash consideration of $239,446 consists of $186,446 of the Company’s accounts payable and accrued liabilities assumed by the Buyer under the purchase agreement and $53,000 of transition-period payroll assumed by the Buyer.

In accordance with ASC 405-20, an assumed payable is derecognized by the Company only when it is paid or the Company is legally released by the creditor. Creditors holding $96,500 of the assumed accounts payable agreed in writing to bill the Buyer directly and release the Company, and those amounts were derecognized at closing. The remaining $89,946 of assumed accounts payable remained on the Company’s balance sheet at closing, offset by a corresponding receivable from the Buyer, and unwinds as the underlying vendors are paid.

Separately, the purchase agreement provides for an aggregate cap on liabilities assume by the Buyer. In addition to the assumed amounts described above, the cap encompasses $418,434 of promissory notes carried on Fly Flyte’s books, which were derecognized through the sale of the subsidiary rather than added to the consideration, and certain litigation matters that were not accrued.

Carrying value of net assets derecognized

The carrying value of the net assets of the Disposal Group derecognized upon the loss of control was as follows:

Assets
Cash and cash equivalents	$42,495
Accounts receivable, net	985
Prepaid expenses	74,492
Property and equipment, net (aircraft, etc.)	155,216
Right-of-use assets (operating leases)	524,548
Deposits and other assets	48,615
Goodwill	7,818,805
Intangible assets	7,375,476
Total Assets	$16,040,632
Liabilities
Accounts payable and accrued liabilities	$493,278
Deferred revenue	190,850
Note payable	235,158
Operating lease payable	507,910
Intercompany payable, net	896,380
Total Liabilities	2,323,576
Net assets of the Disposal Group	$13,717,056

Loss on Sale

The loss recognized on the divestiture was calculated as follows:

Fair Value of Consideration Received	$11,676,828
Carrying value of net assets of the Disposal Group	(13,717,056)
Noncontrolling interest derecognized	1,953,772
Intercompany balances waived	(796,384)
Transaction costs	(30,000)
Loss on sale of subsidiaries, before income taxes	$(912,840)

The loss on sale is presented within discontinued operations in the accompanying condensed consolidated statements of operations and comprehensive loss (see Note 11 – Discontinued Operations).

Noncontrolling interest

Prior to the transaction, the Buyer’s 19.98% interest in Fly Flyte was presented as a noncontrolling interest in the Company’s consolidated financial statements. Upon deconsolidation, the carrying value of the noncontrolling interest was derecognized in accordance with ASC 810-10-40-5. The carrying value of the noncontrolling interest at the closing date was determined as follows:

Noncontrolling interest at inception (19.98% of Fly Flyte)	$2,885,097
Loss attributable to noncontrolling interest through December 31, 2025	(756,776)
Loss attributable to noncontrolling interest, January 1, 2026 through March 9, 2026	(174,549)
Noncontrolling interest at March 9, 2026	$1,953,772

Related party transactions

The liabilities of the Disposal Group derecognized through the sale included a $361,143 promissory note payable to its chief executive officer, carried on Fly Flyte’s books. The note was derecognized as part of the net assets of the Disposal Group upon the loss of control and was not assumed or settled by the Company. In connection with the closing, and pursuant to the purchase agreement, the Company waived intercompany balances with the Disposal Group. As a result, $796,382 of net due-to and due-from balances on the Company’s books, relating to Flyte, Flewber Global, and Vision FGAR, were written off within the net carrying basis derecognized, and the corresponding intercompany payable carried on Flyte’s books was derecognized through the sale.

Continuing involvement

Following the closing, the Company retains two relationships with the Disposal Group and the Buyer. First, the consideration includes non-voting Series D Convertible Preferred Stock of the Buyer, which, upon issuance, the Company will account for as a passive equity investment under ASC 321. The preferred stock carries no voting rights and conveys no board representation or other participating rights, and accordingly does not provide the Company with significant influence over the Buyer. Second, in April 2026 a subsidiary of the Company entered into a services agreement to provide marketing, creative, growth, and product-advisory services to Fly Flyte for a fixed monthly fee (see Note 14 – Subsequent Events— Services Agreement with Fly Flyte, Inc.”).

The Company evaluated whether these relationships represent a retained ability to direct the activities that most significantly affect the Disposal Group’s economic performance, or an exposure to variable returns, that would preclude a conclusion that control was lost under ASC 810-10. Neither relationship does so. The services arrangement is an advisory engagement compensated at a fixed monthly fee that is not contingent on the Disposal Group’s revenues or results of operations, and does not confer authority over the Disposal Group’s air-charter operations, governance, financing, or capital decisions. The Series D Preferred Stock is non-voting and non-participating. Accordingly, the Company concluded that it neither retained power over the relevant activities of the Disposal Group nor a variable interest exposing it to the Disposal Group’s returns, and that the transaction resulted in a loss of control accounted for as a deconsolidation under ASC 810-10-40.

Indemnifications and contingencies

In connection with the divestiture of the Disposal Group, the Buyer assumed certain liabilities of the Disposal Group, including specified litigation and settlement matters, pursuant to the purchase agreement. Two such matters remained unresolved as of the reporting date.

The first relates to an employment matter, for which the Company estimates the reasonably possible loss to be approximately $45,000. The second relates to a legal proceeding originally brought against a predecessor entity that was dissolved prior to the Company’s acquisition of Fly Flyte, for which settlement discussions are ongoing and the Company estimates the reasonably possible loss to be in the range of approximately $240,000 to $300,000.

The Company has assessed the likelihood of loss with respect to these matters as reasonably possible but not probable and, accordingly, has not accrued a liability for either matter as of the reporting date. Under the purchase agreement, the Buyer assumed responsibility for these matters. Because a loss has not been determined to be probable, the Company has not recognized a corresponding asset for amounts that may be recoverable from the Buyer. The Company’s exposure is limited to any amount not satisfied by the Buyer under the terms of the purchase agreement.

Presentation as discontinued operations

The disposal of the Disposal Group has been accounted for as a discontinued operation in accordance with ASC 205-20. Accordingly, the results of operations of the Disposal Group through the closing date, together with the loss on sale, are presented as discontinued operations in the condensed consolidated statements of operations and comprehensive loss for all periods presented. See Note 11 – Discontinued Operations for further information.

Enzylotics, Inc

On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 1,992 shares of the Company’s common stock. On May 6, 2025, the Company and Enzylotics, Inc. agreed to rescind this agreement. The 1,992 shares of Creatd Common stock were cancelled, as were the Company’s shares of Enzylotics, Inc.

MineralRite Corporation

On May 6, 2025, the Company acquired 1% of equity in MineralRite Corporation in the form of 17,000,000 shares of its common stock. As consideration for this acquisition, MineralRite Corporation received 4,500 shares of the Company’s common stock.

Note 12 – Acquisitions and Investments

Acquisition of Flewber Global, Inc.

On February 27, 2025, Creatd, Inc. (“Creatd” or the “Company”) completed the acquisition of Flewber Global, Inc. (“Flewber”), a private on-demand aviation company. Flewber Global, Inc. had three subsidiaries included in the acquisition: (i) Flewber, Inc., which contains all operations; (ii) Ponderosa Air LLC, which holds the Company’s FAA Part 135 Operating Certificate; and (iii) Vision FGAR 1 LLC. On August 11, 2025, Vision FGAR 1 LLC and Flewber Global, Inc. were dissolved, and Flewber Inc., which contained all the operational infrastructure, was renamed to Fly Flyte, Inc (“Flyte”). Both Ponderosa Air LLC and Fly Flyte Inc. subsequently became a direct subsidiary of Creatd, Inc. At the time of its dissolution, this entity had no active operations. The acquisition was accounted for as a business combination under ASC 805, Business Combinations, using the acquisition method of accounting.

The Company acquired Flyte as part of its strategy to identify businesses where operational efficiencies and data-driven processes can drive growth and margin expansion. Management viewed Flyte and the private aviation sector as an industry with strong underlying demand and infrastructure that could benefit from the Company’s expertise in implementing scalable systems and optimizing operations.

Transaction Terms

The total purchase price, measured as the fair value of the consideration transferred, was $14,439,924, comprised of the following:

●	52,807 shares of common stock, with a fair value of $950,526

●	9,475 shares of Series G Preferred Stock, with a fair value of $6,395,625

●	Forgiveness of $367,609 in intercompany receivables due from Flewber

●	375,503 common stock purchase warrants, with a total fair value of $6,726,164

The terms of the consideration varied by stakeholder:

Flewber equity holders who participated in a concurrent offering received Creatd common stock at a $20.00 exchange ratio and 10% warrant coverage. Non-participating equity holders received only warrants.

Flewber debt holders agreed to waive all outstanding interest and default penalties in exchange for Series G Preferred Stock (with a 25% original issue discount), 100% warrant coverage, and conversion of legacy Flewber warrants into Series G Preferred Stock at $10.00 per warrant.

Shares of Series G Preferred Stock were valued based upon a common stock equivalent of 750 shares underlying each share of Series G Preferred Stock multiplied by the $0.90 per share closing price of the Company’s common stock on the closing date of the acquisition.

The warrants issued in connection with the acquisition were valued at fair value on the acquisition date using the Black-Scholes option pricing model. The valuation incorporated the following key inputs and assumptions: an expected term of five years, equal to the contractual life of the warrants, with no assumptions regarding early exercise; expected volatility based on the historical volatility of comparable companies over a five-year lookback period, consistent with the expected term of the warrants; a risk-free interest rate of 4.09%, derived from U.S. Treasury yields with a maturity corresponding to the expected term; an exercise price of $1.00 per share, subject to anti-dilution provisions; and a dividend yield of zero, as no dividends are expected to be paid. The fair value of the warrants at issuance was determined to be approximately $0.90 per warrant based on these assumptions. The warrants are equity-classified and were measured at fair value at initial recognition only.

Allocation of Consideration

The Company engaged a third-party valuation specialist to identify and measure the fair value of assets acquired and liabilities assumed. The non-intangible assets and liabilities acquired were short-term in nature, and their carrying values approximated fair value at the acquisition date. The final purchase price allocation is as follows:

Asset Description	Amount
Intangible Assets	$7,821,867
Cash	389
Prepaid Expenses	3,392
Property & Equipment	201,452
Deposits and Other Assets	24,837
Operating Lease ROU Asset	491,830
Total Assets Acquired	$8,543,767
Less: Deferred Revenue	(228,371)
Less: Notes Payable	(312,697)
Less: Operating Lease Liability	(547,438)
Less: Accounts Payable and Accrued Liabilities	(1,103,239)
Net Assets Acquired	$6,352,022
Goodwill	8,087,902
Total Purchase Price	$14,439,924

Goodwill represents the excess of the purchase price over the fair value of the net assets acquired and is primarily attributable to expected synergies, assembled workforce, and other intangible benefits that do not qualify for separate recognition under ASC 805. Goodwill is not deductible for tax purposes.

The identifiable intangible assets acquired in the transaction consist of the FAA Part 135 Operating Certificate, developed technology (app), customer relationships, know-how, licensing agreements/vendor & supplier contracts, and trademark/tradename. The fair values of these intangible assets were determined in accordance with the guidance in ASC 805 and valuation best practices.

The FAA Part 135 Operating Certificate and developed technology (app) were valued using the Cost Approach, which estimates the cost to reproduce or replace the asset with one of equal utility, including applicable overhead and profit margins where appropriate. This method was considered appropriate given the lack of direct revenue generation by these assets and the ability to reliably estimate replacement costs.

The remaining intangible assets—customer relationships, know-how, licensing agreements/vendor & supplier contracts, and the trademark/tradename—were valued using the Income Approach. Specifically, the Multi-Period Excess Earnings Method (MPEEM) was applied to customer relationships and know-how, and the Relief-from-Royalty Method was applied to the trademark/tradename. These methods are based on projected cash flows attributable to the respective intangible assets, discounted at rates reflective of the risk profile of each asset. Where applicable, tax amortization benefits (TAB) were included in the fair value determinations.

The FAA Part 135 Operating Certificate was determined to have an indefinite useful life. The developed technology (app) is being amortized over an estimated useful life of 5 years. The trademark/tradename, licensing agreements/vendor & supplier contracts, know-how, and customer relationships are each being amortized over an estimated useful life of 15 years. Amortization of these definite-lived intangible assets is recognized on a straight-line basis over their estimated useful lives and is included in amortization expense in the accompanying consolidated statements of operations. For the period from February 27, 2025 through December 31, 2025, the Company recorded amortization expense of $363,905 related to the definite-lived intangible assets acquired in this transaction, which is recorded in general and administrative expenses on the consolidated statement of operations.

Pro Forma Information

The following pro forma information presents the combined results of operations as if the acquisitions had occurred on January 1, 2024. The pro forma results include adjustments for amortization of acquired intangible assets and the impact of the capital structure at acquisition. The pro forma information is not necessarily indicative of the actual results that would have occurred had the acquisition been completed on the date indicated, nor is it indicative of future operating results of the combined company. The unaudited pro forma results presented below do not include any material, nonrecurring items directly attributable to the acquisition.

	As of December 31, 2025	As of December 31, 2024
Current Assets	846,339	115,323
Non-Current Assets	17,295,608	5,983,135
Total Assets	$18,141,947	$6,098,458

Current Liabilities	8,760,728	18,787,002
Non-Current Liabilities	308,510	3,551,643
Total Liabilities	$9,069,238	$22,338,645

Mezzanine Equity	84,790	84,790
Total Stockholders’ Equity (Deficit)	$8,987,919	$(16,324,977)

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Revenue	$3,366,411	$3,946,445
Cost of Revenue	2,011,384	2,201,900
Gross Profit	1,355,027	1,744,545

Operating Expenses	14,456,452	17,141,229
Other income (expenses), net	3,208,409	6,868,878
Net Loss	$(9,893,016)	$(8,527,806)

For the period from February 27, 2025 through December 31, 2025, Flyte contributed revenue of $1,913,443 and net income (loss) of $(3,647,041) to the Company’s consolidated results.

Subsequent to the acquisition, on June 23, 2025, an investor entered into a Securities Purchase Agreement whereby it purchased from the Company 10% ownership interest in Flewber, Inc., which was subsequently renamed Fly Flyte, Inc. prior to such issuance, for a purchase price of $100,000. Proceeds were allocated to operating and marketing expenses of Fly Flyte, Inc., which the Company plans to make the operating entity for the Hops side of Flyte’s operations. On September 16, 2025, the Company entered into a Conversion Agreement with said investor whereby they exchanged 10% ownership interest in the entity Flewber, Inc., previously purchased for $100,000, into 134 shares of Preferred Series G. The 10% ownership interest in Fly Flyte, Inc. was returned to Creatd, Inc.

On September 9, 2025, Fly Flyte, Inc. and Ponderosa Air LLC entered into a Side Letter Agreement with SEG Jets, LLC (“SEG Jets”), the lessor of the 2020 Cirrus Design Corp. SF50 aircraft that is being leased by the Company pursuant to an Exclusive Aircraft Dry Lease Agreement. Under the terms of the Side Letter Agreement, Fly Flyte, Inc. agreed to issue to SEG Jets, or its designees, 19.98% of the issued and outstanding common stock of Fly Flyte, Inc. as of the date of the agreement as consideration for strategic business cooperation.

On March 8, 2026, the Company completed the sale of its 80.02% equity interest in Fly Flyte, Inc. (“Flyte”) to Catheter Precision, Inc. (VTAK). As a result of the transaction, VTAK now owns 100% of Flyte, reflecting the acquisition of Creatd’s remaining stake alongside VTAK’s existing 19.98% ownership interest which was purchased from a third party. The sale was based on an implied full-company equity valuation of $14,439,924, resulting in a total purchase price of $11,554,827 for Creatd’s 80.02% ownership interest. See Note 15 - Subsequent Events.

Studio 96 Publishing

On July 26, 2024, the Company acquired 100% of the membership interests in S96 NYC, LLC (Studio 96 Publishing) from Ayelet Abitbul, an employee of the Company. As consideration for the acquisition, the Company issued 1,750 shares of common stock with a fair value of $38,150 and 65,000 warrants with an exercise price of $24.00 per share and an expected term of five years, valued at $70,850. The total purchase price was $109,000.

The acquisition was accounted for as a business combination in accordance with ASC 805. The total purchase consideration was allocated to the identified intangible assets and goodwill based on their estimated fair values. Of the total purchase price, $43,600 was allocated to know-how, $16,350 to the Company’s website and app, and $43,600 to the acquired customer list. The remaining $5,450 was recorded as goodwill.

The know-how and customer list were valued using the income approach, specifically the multi-period excess earnings method, which estimates the present value of future cash flows attributable to each asset. The website and app were valued using the cost approach, which reflects the estimated cost to replace the existing digital infrastructure. Goodwill represents the expected synergies and benefits from the integration of Studio 96 Publishing with the Company’s existing operations. The goodwill recognized is not deductible for tax purposes.

Hollywall Entertainment, Inc.

Creatd entered into a strategic securities swap agreement with Hollywall Entertainment, Inc. on July 17, 2024. Under this agreement, Creatd issued 829 shares of its common stock with a fair value of $16,578 to Hollywall, while Hollywall issued 726,769 shares of its common stock (HWAL) to Creatd. This swap represents a minimum of 0.5% equity in each company, with the agreement forming part of a broader commitment towards potential expanded collaboration, subject to further due diligence. The agreement outlines confidentiality measures and is non-binding outside of the stock exchange. The value of the shares issued by the Company were recorded to marketable securities on the Company’s consolidated balance sheets.

Geopulse Explorations, Inc.

On August 20, 2024, the Company acquired 0.5% of equity in Geopulse Explorations, Inc. a holding company focused on owning and developing technologies in the cannabis industry. As consideration for this acquisition, Geopulse Explorations received 1,084 shares of the Company’s common stock with a fair value of $18,208. The value of the shares issued by the Company were recorded to marketable securities on the Company’s consolidated balance sheets.

Murge E-Commerce, Inc.

On September 20, 2024, Creatd entered into a definitive agreement with Murge E-commerce Inc., acquiring a 49% equity stake in Murge in exchange for establishing an equity reserve. Murge’s initial assets include Letters of Intent with four named, target companies, each meeting a collective $30 million in revenue for 2024. Creatd’s equity stake is protected by anti-dilution measures contingent upon successful acquisitions. Financing utilizes non-dilutive Creatd preferred shares backed by a 100 million share reserve, capped at 4.99% voting rights for new holders. The agreement includes a 90-day exclusivity period and mandates confidentiality regarding transaction terms.

Investment in THEPOWERHOUSE, LLC

On November 11, 2024, the Company acquired 5% of equity in THEPOWERHOUSE, LLC, the parent company of thehouseofarts.com and several influential ventures spanning art, fashion, and design. As consideration for this acquisition, THEPOWERHOUSE LLC received 16,667 shares of the Company’s common stock. The value of the shares issued by the Company were recorded to long-term assets under Minority interest in business on the Company’s consolidated balance sheets.

Enzylotics, Inc.

On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 1,992shares of the Company’s common stock at a fair value of $32,855. The value of the shares issued by the Company were recorded to marketable securities on the Company’s consolidated balance sheets.

Enzylotics, Inc

On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 1,992 shares of the Company’s common stock. On May 6, 2025, the Company and Enzylotics, Inc. agreed to rescind this agreement. The 1,992 shares of Creatd Common stock were cancelled, as were the Company’s shares of Enzylotics, Inc.

MineralRite Corporation

On May 6, 2025, the Company acquired 1% of equity in MineralRite Corporation in the form of 17,000,000 shares of its common stock. As consideration for this acquisition, MineralRite Corporation received 4,500 shares of the Company’s common stock.